SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 Sales Revenue, Net Customer A	Dec. 31, 2013 Sales Revenue, Net Customer A	Dec. 31, 2012 Sales Revenue, Net Customer A	Dec. 31, 2014 Sales Revenue, Net Customer B	Dec. 31, 2013 Sales Revenue, Net Customer B	Dec. 31, 2012 Sales Revenue, Net Customer B	Dec. 31, 2014 Sales Revenue, Net Customer C	Dec. 31, 2013 Sales Revenue, Net Customer C	Dec. 31, 2014 Electronic equipment	Dec. 31, 2014 Office equipment and fixtures	Dec. 31, 2014 Motor vehicles	Dec. 31, 2014 VIEs	Dec. 31, 2014 Customer relationship	Dec. 31, 2014 Trademark Minimum	Dec. 31, 2014 Trademark Maximum	Dec. 31, 2014 Technology Minimum	Dec. 31, 2014 Technology Maximum	Dec. 31, 2014 Noncompete Agreements	Dec. 31, 2014 Licenses Minimum	Dec. 31, 2014 Licenses Maximum	Dec. 31, 2014 User base Minimum	Dec. 31, 2014 User base Maximum	Dec. 31, 2014 Domain Names Minimum	Dec. 31, 2014 Domain Names Maximum
Convenience translation
Foreign currency translation rate	0.1612	0.1612
Investments.
Impairment loss of an available-for-sale security	$ 1,397	8,664	0	0
Impairment loss of equity method investment	76	472	0	0
Impairment loss of cost method investment		0	0	0
Property and Equipment, Net
Estimated useful life of the property and equipment															3 years	5 years	5 years
Intangible Assets
Estimated useful life for the intangible assets																			4 years	5 years	10 years	1 year	10 years	6 years	1 year	5 years	1 year	3 years	1 year	10 years
Revenue recognition
Number of pricing models	2	2
Revenue recognized from nonmonetary transactions		0	0	0
Average age of player					36 days	83 days
Cost of Revenue
VAT, business taxes and surcharges	16,999	105,475	48,355	18,123
VAT rate one	6.00%	6.00%
VAT rate two																		17.00%
Selling and marketing Expense.
Advertising Expense	82,605	512,531	172,969	37,075
Research and Development [Abstract]
Capitalized Computer Software		0	0	0
Capital Lease
Capital Lease		0	0
Segment Reporting
Number of Operating Segments	1	1
Number of geographical segments	0	0
Concentration of risks
Number of bankrupt financial institutions	1	1
Cash and cash equivalents and short-term investments	$ 258,986	1,606,906
Concentration risk percentage							15.00%	25.00%	22.00%	15.00%	14.00%	24.00%	12.00%	19.00%
Maximum ownership percentage in ICP business	50.00%	50.00%
Appreciation (depreciation) rate of foreign currency exchange	2.40%	2.40%	3.09%	0.25%